EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.15%
71,942	Element Solutions Inc	$ 1,410,783
37,273	Orion SA	793,169
4,691	Rogers Corp(a)	616,726
6,380	Steel Dynamics Inc	684,063
		3,504,741
Communications — 2.42%
1,908	Calix Inc(a)	87,463
23,617	Ciena Corp(a)	1,116,139
7,739	Credo Technology Group Holding Ltd(a)	118,020
38,003	DigitalBridge Group Inc	668,093
11,972	Eventbrite Inc Class A(a)	118,044
4,277	Fiverr International Ltd(a)	104,658
7,200	Perion Network Ltd(a)	220,536
8,298	Upwork Inc(a)	94,265
3,753	Yelp Inc(a)	156,087
		2,683,305
Consumer, Cyclical — 10.42%
14,890	Academy Sports & Outdoors Inc	703,850
7,861	Boot Barn Holdings Inc(a)	638,235
26,004	Bowlero Corp Class A(a)(b)	250,159
4,015	Burlington Stores Inc(a)	543,230
28,587	Core & Main Inc Class A(a)	824,735
14,913	First Watch Restaurant Group Inc(a)	257,846
5,174	Five Below Inc(a)	832,497
6,237	Fox Factory Holding Corp(a)	617,962
3,249	Green Brick Partners Inc(a)	134,866
57,677	International Game Technology PLC	1,748,767
4,578	Kura Sushi USA Inc Class A(a)(b)	302,697
39,305	Lions Gate Entertainment Corp Class B(a)	309,330
11,858	Ollie's Bargain Outlet Holdings Inc(a)	915,200
31,707	OPENLANE Inc(a)	473,068
10,936	Papa John's International Inc	746,054
5,454	Shake Shack Inc Class A(a)	316,714
12,367	Skyline Champion Corp(a)	788,025
37,731	Topgolf Callaway Brands Corp(a)	522,197
31,268	Wabash National Corp	660,380
		11,585,812
Consumer, Non-Cyclical — 33.07%
9,911	89bio Inc(a)	153,026
9,844	Aclaris Therapeutics Inc(a)	67,431
36,077	Adaptive Biotechnologies Corp(a)	196,620
11,203	Akero Therapeutics Inc(a)	566,648
55,032	Amicus Therapeutics Inc(a)	669,189
7,799	Arcellx Inc(a)	279,828
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,121	ASGN Inc(a)	$ 1,153,403
59,503	Avantor Inc(a)	1,254,323
34,898	Avid Bioservices Inc(a)	329,437
17,702	Axonics Inc(a)	993,436
7,417	Axsome Therapeutics Inc(a)(b)	518,374
9,032	Azenta Inc(a)	453,316
27,657	BioLife Solutions Inc(a)	381,943
11,835	Blueprint Medicines Corp(a)	594,354
9,630	CONMED Corp	971,186
10,272	CVRx Inc(a)	155,826
16,705	Cytokinetics Inc(a)	492,129
49,817	Dynavax Technologies Corp(a)	735,797
15,834	elf Beauty Inc(a)	1,739,048
7,275	European Wax Center Inc Class A(a)	117,855
41,072	Flywire Corp(a)	1,309,786
7,291	FTI Consulting Inc(a)	1,300,787
9,361	Glaukos Corp(a)	704,415
10,909	Haemonetics Corp(a)	977,228
11,628	HealthEquity Inc(a)	849,426
11,698	ICF International Inc	1,413,235
6,076	ICON PLC(a)	1,496,215
16,491	Immatics NV(a)	190,966
17,666	ImmunoGen Inc(a)	280,359
27,562	Insmed Inc(a)	695,941
2,141	Intra-Cellular Therapies Inc(a)	111,525
10,203	Ionis Pharmaceuticals Inc(a)	462,808
6,551	iRhythm Technologies Inc(a)	617,497
1,048	Karuna Therapeutics Inc(a)	177,206
3,002	Krystal Biotech Inc(a)	348,232
10,245	Lamb Weston Holdings Inc	947,253
24,686	LiveRamp Holdings Inc(a)	711,944
1,508	MGP Ingredients Inc	159,064
8,651	Monro Inc	240,238
4,427	MoonLake Immunotherapeutics(a)	252,339
22,996	Myriad Genetics Inc(a)	368,856
6,371	Neurocrine Biosciences Inc(a)	716,738
12,859	Omnicell Inc(a)	579,169
24,333	Pacific Biosciences of California Inc(a)	203,181
11,068	Paymentus Holdings Inc Class A(a)	183,729
18,536	Performance Food Group Co(a)	1,091,029
9,507	Quanterix Corp(a)	258,020
5,980	RB Global Inc	373,750
25,010	Remitly Global Inc(a)	630,752
4,160	Replimune Group Inc(a)	71,178
15,008	RxSight Inc(a)	418,573
3,646	Sarepta Therapeutics Inc(a)	441,968
27,786	Silk Road Medical Inc(a)	416,512
12,840	SpringWorks Therapeutics Inc(a)	296,861
75,980	SunOpta Inc(a)	256,053
22,626	Syndax Pharmaceuticals Inc(a)	328,530
19,568	Tandem Diabetes Care Inc(a)	406,427
10,669	TransMedics Group Inc(a)	584,128
16,452	TreeHouse Foods Inc(a)	716,978

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,250	Ultragenyx Pharmaceutical Inc(a)	$ 401,063
9,099	US Physical Therapy Inc	834,651
18,784	Ventyx Biosciences Inc(a)	652,368
10,053	Vita Coco Co Inc(a)	261,780
12,376	Vital Farms Inc(a)	143,314
4,419	WEX Inc(a)	831,170
6,449	Xenon Pharmaceuticals Inc(a)	220,298
		36,756,709
Energy — 1.49%
15,895	Callon Petroleum Co(a)	621,813
28,878	ChampionX Corp	1,028,634
		1,650,447
Financial — 8.24%
44,310	BRP Group Inc Class A(a)	1,029,322
18,871	Essent Group Ltd	892,410
7,298	Evercore Inc Class A	1,006,248
12,987	Palomar Holdings Inc(a)	659,090
1,216	Piper Sandler Cos	176,697
25,170	Ryan Specialty Holdings Inc(a)	1,218,228
8,779	Ryman Hospitality Properties Inc REIT	731,115
33,103	Skyward Specialty Insurance Group Inc(a)	905,698
18,614	Stifel Financial Corp	1,143,644
14,770	Triumph Financial Inc(a)	956,948
25,644	Virtu Financial Inc Class A	442,872
		9,162,272
Industrial — 14.18%
4,974	AAR Corp(a)	296,102
7,254	Advanced Drainage Systems Inc	825,723
2,888	AeroVironment Inc(a)	322,099
5,458	Atkore Inc(a)	814,279
20,593	AZEK Co Inc(a)	612,436
7,735	Boise Cascade Co	797,014
4,980	Chart Industries Inc(a)	842,218
8,809	Dycom Industries Inc(a)	784,001
4,168	Generac Holdings Inc(a)	454,145
11,956	GXO Logistics Inc(a)	701,219
14,750	Hayward Holdings Inc(a)	207,975
10,423	Itron Inc(a)	631,425
14,569	Knight-Swift Transportation Holdings Inc	730,635
36,083	Kratos Defense & Security Solutions Inc(a)	541,967
10,037	Masonite International Corp(a)	935,649
7,674	Modine Manufacturing Co(a)	351,086
18,686	Montrose Environmental Group Inc(a)	546,752
8,099	MYR Group Inc(a)	1,091,421
2,771	OSI Systems Inc(a)	327,089
7,409	Primoris Services Corp	242,497
28,559	Schneider National Inc Class B	790,799
Shares		Fair Value
Industrial — (continued)
14,561	SPX Technologies Inc(a)	$ 1,185,265
4,808	Sterling Infrastructure Inc(a)	353,292
10,536	Vicor Corp(a)	620,465
27,030	Zurn Elkay Water Solutions Corp	757,381
		15,762,934
Technology — 22.36%
9,788	Aehr Test Systems(a)	447,312
1,354	Agilysys Inc(a)	89,581
6,828	Alkami Technology Inc(a)	124,406
37,232	AvidXchange Holdings Inc(a)	352,959
5,099	BILL Holdings Inc(a)	553,598
46,942	Box Inc Class A(a)	1,136,466
8,700	Cerence Inc(a)	177,219
3,743	Clear Secure Inc Class A(b)	71,267
25,272	Confluent Inc Class A(a)	748,304
5,961	CyberArk Software Ltd(a)	976,233
22,502	DoubleVerify Holdings Inc(a)	628,931
28,641	Evolent Health Inc Class A(a)	779,894
9,049	Fastly Inc Class A(a)	173,469
24,660	HashiCorp Inc Class A(a)	562,988
15,591	Integral Ad Science Holding Corp(a)	185,377
47,873	Jamf Holding Corp(a)	845,437
47,368	JFrog Ltd(a)	1,201,253
23,232	KBR Inc	1,369,294
12,633	Lumentum Holdings Inc(a)	570,759
29,915	Nutanix Inc Class A(a)	1,043,435
5,381	Oddity Tech Ltd Class A(a)(b)	152,551
12,672	Olo Inc Class A(a)	76,792
6,266	Onto Innovation Inc(a)	799,040
32,830	PagerDuty Inc(a)	738,347
13,741	PAR Technology Corp(a)(b)	529,578
3,056	Photronics Inc(a)	61,762
25,815	Phreesia Inc(a)	482,224
22,579	Privia Health Group Inc(a)	519,317
10,988	PTC Inc(a)	1,556,780
18,626	Pure Storage Inc Class A(a)	663,458
6,399	Rambus Inc(a)	357,000
12,955	Sprout Social Inc Class A(a)	646,195
23,926	SS&C Technologies Holdings Inc	1,257,072
4,475	Synaptics Inc(a)	400,244
7,073	Teradyne Inc	710,554
31,951	Varonis Systems Inc(a)	975,784
46,750	Veradigm Inc(a)	614,295
62,073	Verra Mobility Corp(a)	1,160,765
23,170	Weave Communications Inc(a)	188,836
18,441	Yext Inc(a)	116,732
15,671	Zeta Global Holdings Corp Class A(a)	130,853
82,702	Zuora Inc Class A(a)	681,464
		24,857,825
TOTAL COMMON STOCK — 95.33% (Cost $103,630,071)		$105,964,045

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.25%
$396,414	Undivided interest of 0.36% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $396,414 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	$ 396,414
992,012	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $992,012 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	992,012
TOTAL SHORT TERM INVESTMENTS — 1.25% (Cost $1,388,426)		$1,388,426
TOTAL INVESTMENTS — 96.58% (Cost $105,018,497)		$107,352,471
OTHER ASSETS & LIABILITIES, NET — 3.42%		$3,804,257
TOTAL NET ASSETS — 100.00%		$111,156,728
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 29, 2023

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023